Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Consolidated Statements of Stockholders' Equity
Cash dividends declared per share	$ 0.20	$ 0.00	$ 0.42	$ 0.00